SHARE CAPITAL (Narrative) (Details)							1 Months Ended			3 Months Ended		9 Months Ended	12 Months Ended
	Jul. 01, 2019 USD ($)	Feb. 04, 2019 USD ($) $ / shares shares	Jan. 02, 2019 USD ($) shares	Jul. 03, 2018 USD ($) shares	May 15, 2018 shares	Jan. 02, 2018 USD ($) shares	Aug. 21, 2019 USD ($) $ / shares shares	Jun. 28, 2019 USD ($) $ / shares shares	Nov. 20, 2018	Nov. 30, 2019 USD ($) Share shares	Nov. 30, 2018 USD ($) shares	Aug. 31, 2019 USD ($) shares	Aug. 31, 2019 USD ($) Share shares	Aug. 31, 2018 shares	Jun. 30, 2017 USD ($)
Disclosure of classes of share capital [line items]
Consolidation of common shares									one new share for ten old shares (1:10)
Number of shares outstanding | shares										58,603,827	29,125,911	58,575,787	58,575,787	29,103,411
Increase (decrease) in number of shares outstanding | shares		3,124,059					8,326,957
Equity Issuance, Price per Share | $ / shares		$ 1.33					$ 1.25
Gross proceeds from issuing shares							$ 10,400,000
Payments for share issue costs		$ 107,000					1,769,000			$ 157,000
Finders fee		$ 72,000					$ 624,000
Percentage of finders fee		6.00%					6.00%
Proceeds from issuance of equity		$ 4,160,000
Number of shares issued for exercise of warrants | shares													1,048,770
Exercise of warrants for shares issued | shares													1,048,770
Shares issued for interest on convertible note (Shares) | shares												545,721
Shares issued for interest on convertible note												$ 687,000
Number of share options granted in share-based payment arrangement | Share													1,554,000
Stock options compensation expense										$ 730,000	$ 16,000
Number of share options expired in share-based payment arrangement | Share													46,300
Number of share options cancelled in share-based payment arrangement | shares													262,250
Deferred share unit liability										167,000
Deferred share unit expense										55,000
Deferred share units share based compensation										27,000
Deferred share units director fees										$ 28,000
Deferred share units issued | shares										200,220
Deferred share units fully vested | shares										49,411
Restricted share units liability										$ 165,000
Aggregate restricted share units expense										64,000
Restricted share units expense										54,000
Restricted share units expense capitalized										$ 10,000
Restricted share units issued | shares										223,443
Liberty Metals And Mining Holdings Llc [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding | shares							7,575,758
Equity Issuance, Price per Share | $ / shares							$ 1.32
Gross proceeds from issuing shares							$ 10,000,000
Hosken Consolidated Investments Limited [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding | shares		2,141,942					6,940,000
Equity Issuance, Price per Share | $ / shares							$ 1.32
Gross proceeds from issuing shares							$ 9,100,000
Units issued - financing (Shares) | shares					1,509,100
Deepkloof Limited [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding | shares								1,111,111
Equity Issuance, Price per Share | $ / shares								$ 1.17
Proceeds from issuance of equity								$ 1,300,000
Deepkloof Limited [Member] | Minimum [Member]
Disclosure of classes of share capital [line items]
Proportion of ownership and voting rights held by non-controlling interests								20.05%
Deepkloof Limited [Member] | Maximum [Member]
Disclosure of classes of share capital [line items]
Proportion of ownership and voting rights held by non-controlling interests								22.60%
Convertible Notes [Member]
Disclosure of classes of share capital [line items]
Shares issued for interest on convertible note (Shares) | shares			545,721	757,924		244,063
Shares issued for interest on convertible note	$ 687,000		$ 687,160	$ 724,780		$ 691,110
Borrowings			$ 19,990,000	$ 19,990,000		$ 19,990,000				$ 16,075,000		$ 14,853,000	$ 14,853,000		$ 20,000,000
Expensed [Member]
Disclosure of classes of share capital [line items]
Stock options compensation expense										638,000	$ 16,000
Capitalized to mineral properties [Member]
Disclosure of classes of share capital [line items]
Stock options compensation expense										$ 92,000